Accounts receivable and other	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Accounts receivable and other
9. Accounts receivable and other

	December 31, 2021	December 31, 2020

Trade receivables	$23,020	$35,649
Value added tax and other taxes recoverable	17,782	12,171
Other receivables and advances	9,946	8,938
Prepaid expenses and deposits	17,834	16,264
Marketable securities	163	194
	$68,745	$73,216